Fair value measurements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fixed time or certificates of deposit, maturity (in days)	90 days
Short-term investments	$ 70,000	$ 67,756
Fair Value, Inputs, Level 3 | Senior Notes
Amount by which the fair value of debt exceeds the carrying value	2,100
Money Market Funds and Korean Market Government Bonds
Cash equivalents, carrying value	269,200	206,900
Money Market Funds | Fair Value, Inputs, Level 2
Short-term investments	$ 70,000	$ 67,800